Interest Expense - Summary of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest incurred and similar charges	$ 4,592	$ 3,550	$ 3,448
Less: interest capitalised	(752)	(876)	(622)
Other net losses on fair value hedges of debt	132	169	114
Accretion expense	718	902	1,102
Total	4,690	$ 3,745	$ 4,042
Interest expense related to leases	2,186
Interest expense related to leases previously classified as operating leases	$ 1,137